SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($) Segment	Jun. 30, 2018 USD ($)
Reconciliation of Non-Current Assets by Geographical Location [Abstract]
Number of operating segments | Segment	1
Non-current assets	$ 119,828	$ 65,616
United States of America [Member]
Reconciliation of Non-Current Assets by Geographical Location [Abstract]
Non-current assets	$ 119,828	$ 65,616